Average Annual Total Returns{- Fidelity® SAI Small-Mid Cap 500 Index Fund} - 07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-08 - Fidelity® SAI Small-Mid Cap 500 Index Fund	Fidelity SAI Small-Mid Cap 500 Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Small-Mid Cap 500 Index Fund-Default After Taxes on Distributions and Sales Since Inception		IX280 Past 1 year	IX280 Since Inception
Total	29.53%	9.59%	[1]	27.98%	8.57%	[1]	18.37%	7.32%	[1]	29.56%	9.68%	[1]

[1]	(a) From August 12, 2015